Preferred Stock Warrant Liabilities	9 Months Ended
Sep. 30, 2012
Preferred Stock Warrant Liabilities

8. Preferred Stock Warrant Liabilities

In connection with a credit facility obtained in 2005, the Company issued a warrant to purchase 15,599 shares of Series B-2 convertible preferred stock (Series B-2 Preferred) upon the signing of the credit facility agreement in October 2005, which was increased to 38,997 shares of Series B-2 Preferred upon draw down of the loan in December 2006. The warrant was immediately exercisable upon issuance. The warrant expires on October 31, 2015. The exercise price per share is $5.13.

In connection with the Agreement with MidCap Financial, in September 2012 the Company issued a warrant to purchase shares of Series E Preferred in an amount equal to 4% of the amount drawn down under the Agreement divided by the Series E Preferred exercise price of $12.11 per share. The warrant was immediately exercisable for 16,516 shares of Series E Preferred upon issuance. The warrant expires in September 2022.